Note 8 - Bonds Payable, Loans Payable and Interest (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	June 30, 2022	December 31, 2021
Bonds payable:
Series 2021 Bonds Principal	$166,340	$166,340
Premium on bonds	249	249
Bond proceeds	$166,589	$166,589
Debt issuance costs	(6,002)	(6,002)
Accumulated amortization of debt issuance costs and bond premium	245	92
Total Bonds payable, net	$160,832	$160,679

Interest Expense, Debt [Table Text Block]
	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Interest	$1,735	$371	$3,470	$813
Amortization of bond premium and debt issuance costs	76	534	153	1,063
Total interest incurred	1,811	905	3,623	1,876
Less: capitalized interest	(1,811)	(522)	(3,623)	(1,035)
Interest expense	$-	$383	$-	$841